DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Schedule of deferred revenue

	December 31,
	2016	2015
Deferred revenue – WeedMD	$383,750	$563,750
Deferred revenue - FoxBarry	—	200,000
	383,750	763,750
Less – current portion	(180,000)	(380,000)
Deferred revenue, net of current portion	$203,750	$383,750